Transactions with Related Parties (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Transactions and Balances with Related Parties (Textual)
Insurance premium			$ 80
Deductible amount per claim			12,000
Deductible not exceed			350
Options granted	$ 7	$ 2	$ 14	$ 3	$ 11